SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)			12 Months Ended
	Oct. 01, 2025	Sep. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Impairment of goodwill	$ 0		$ 724,000,000	$ 0	$ 0
Indefinite- lived intangible impairment	$ 44,000,000
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]			Accounts payable
Capitalized contract fulfillment costs			$ 1,193,000,000	1,156,000,000
Capitalized contract amounts recognized as cost of products and services sold			116,000,000	188,000,000	148,000,000
Resideo indemnification and reimbursement agreement termination payment			1,590,000,000	$ 0	$ 0
Total
Product Information [Line Items]
Cash divested from deconsolidation		$ 1,428,000,000	1,428,000,000
Environmental Liabilities | Resideo
Product Information [Line Items]
Resideo indemnification and reimbursement agreement termination payment			$ 1,590,000,000
Minimum
Product Information [Line Items]
Finite lived intangible assets estimated useful lives			1 year
Supplier finance program, payment timing, period			60 days
Minimum | Building and Building Improvements
Product Information [Line Items]
Property, plant and equipment, useful life			10 years
Minimum | Machinery and equipment
Product Information [Line Items]
Property, plant and equipment, useful life			3 years
Maximum
Product Information [Line Items]
Finite lived intangible assets estimated useful lives			20 years
Supplier finance program, payment timing, period			120 days
Maximum | Software and Software Development Costs
Product Information [Line Items]
Finite lived intangible assets estimated useful lives			7 years
Maximum | Software Development
Product Information [Line Items]
Finite lived intangible assets estimated useful lives			7 years
Maximum | Building and Building Improvements
Product Information [Line Items]
Property, plant and equipment, useful life			50 years
Maximum | Machinery and equipment
Product Information [Line Items]
Property, plant and equipment, useful life			16 years